Segmented information - Information about major customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SEGMENTED INFORMATION
Revenues	$ 604.4	$ 745.5
Major Customer
SEGMENTED INFORMATION
Percentage of entity's revenue	90.40%	99.40%
Customer
SEGMENTED INFORMATION
Revenues	$ 546.2	$ 741.2
Rainy River | Customers one
SEGMENTED INFORMATION
Revenues	174.1	174.2
Rainy River | Customers two
SEGMENTED INFORMATION
Revenues	134.3	144.0
Rainy River | Customers three
SEGMENTED INFORMATION
Revenues	112.1	105.6
New Afton | Customers one
SEGMENTED INFORMATION
Revenues		178.6
New Afton | Customers two
SEGMENTED INFORMATION
Revenues	76.1	$ 138.8
New Afton | Customers three
SEGMENTED INFORMATION
Revenues	$ 49.6